Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Taxes

 Note 11 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

Under the current laws of BVI, Pure Tech is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

Hong Kong

Inforbird Technologies is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Inforbird Technologies is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Guangnian Zhiyuan, Beijing Suowangda, Pinmu Century and Zhenxi Brand are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Pinmu Century maintained the “high-tech enterprise” tax status which is validated until October 2026, which reduced its statutory income tax rate to 15%. EIT also grants preferential tax treatment to certain Small and Micro Enterprises (“SMEs)”. Under this preferential tax treatment, SMEs with revenues under RMB1,000,000 (approximately USD138,972) are entitled to an income tax rate of 20% base on a 25% taxable income. Guangnian Zhiyuan, Beijing Suowangda are eligible for the 20% tax rate. Besides, Zhenxi Brand is a wholly owned enterprise which is not applicable to income tax under the law of PRC.

In addition, 200% of research and development expenses of Pinmu Century is subject to additional deduction from pre-tax income while such deduction cannot exceed the total amount of pre-tax income.

Tax savings for the years ended June 30, 2025 and 2024 amounted to approximately $80 thousand and nil respectively, with the 10% preferential tax rate reduction and additional deduction of 200% of research and development expenses.

The Company’s basic and diluted earnings per shares would have been lower by approximately $0.02 and nil per share for the six months ended June 30, 2025 and 2024 respectively, without the preferential tax rate reduction and research and development expenses reduction.

Income tax expenses for the six months ended June 30, 2025 and 2024 amounted to $7,500 and nil, respectively.

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the six months ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
China statutory income tax rate	25%	—
Preferential tax rate reduction	(13.6)%	—
Change in valuation allowance	(4.7)%	—
Permanent difference	(16.1)%	—
Others	9.2%	—
Effective tax rate	(0.2)%	—

Deferred tax assets and liabilities – China

Significant components of deferred tax assets and liabilities were as follows:

	June 30,	December 31,
Deferred tax assets:	2025	2024
	(Unaudited)
Net operating loss carryforward	$33,407	$20,018
Lease liabilities	58,981	59,837
Allowance for credit loss	(4,324)	—
Deferred tax assets	88,064	79,855

ROU assets	(59,740)	(61,717)
Deferred tax liabilities	(59,740)	(61,717)

Valuation allowance	(28,324)	(18,138)

Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

The Company had net operating loss (NOL) carryforward of approximately $0.1 million and $0.1 million from the Company’s PRC and Hong Kong subsidiaries as of June 30, 2025 and December 31, 2024, respectively. As the Company believes it is more likely than not that its PRC and Hong Kong operations will not be able to fully utilize its deferred tax assets related to the net operating loss carryforwards in the PRC and Hong Kong, the Company provided 100% allowance on deferred tax assets net of deferred tax liabilities of approximately $0.1 million and $0.1 million related to PRC and Hong Kong subsidiaries of June 30, 2025 and December 31, 2024, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the six months ended June 30, 2025 and 2024. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve (12) months from June 30, 2025.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at a rate of 6% of the gross proceeds or at a rate approved by the Chinese local government.

Taxes payable consisted of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
VAT taxes payable	$312,511	$316,105
Income taxes payable	100,535	203,494
Other taxes payable	11,963	9,351
Total taxes payable	$425,009	$528,950